Debt (Tables)	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The detail of long-term debt at September 30 for the year indicated is as follows:

	2012	2011
Private Placement, fixed interest rates ranging from 4.3% to 6.6%, due 2013 to 2017	$1,165.0	$1,265.0
Senior Notes, fixed interest rate of 4.7%, due 2021	600.0	600.0
Senior Notes, fixed interest rate of 4.7%, due 2022, net of discount	498.6	—
Term Loan, variable interest at LIBOR +63 basis points, or 0.9%, due December 2012	106.5	447.5
Total long-term debt, including current maturities	2,370.1	2,312.5
Less current portion	231.5	106.0
Total long-term debt	$2,138.6	$2,206.5